Inventories (Details) - Schedule of inventories - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Schedule of inventories [Abstract]
Raw materials	$ 7,845,763	$ 11,305,744
Work in process	5,287,171	913,751
Finished goods	9,588,331	8,618,099
Total	$ 22,721,265	$ 20,837,594